Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Stock-Based Compensation

15. Stock-Based Compensation

Since 2012, Eos has issued stock options to employees and certain service providers under the 2012 Eos Equity Incentive Plan ("Plan"). In addition to stock options, the Plan provides for the issuance of other forms of stock-based compensation, including profits interests, unit appreciation rights and restricted units. As of September 30, 2020, only stock options and restricted units have been issued under the Plan.

The following table summarizes stock option activity during the nine months ended September 30, 2020:

	Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Options Outstanding at December 31, 2019	6,815,603	$0.87	5.4
Granted	3,623,107	$0.50
Cancelled/Forfeited	(3,721,897)	$1.10
Options Outstanding at September 30, 2020	6,716,813	$0.54	8.8
Options Exercisable at September 30, 2020	944,993	$0.73

As of September 30, 2020 and December 31, 2019, 0 and 1,525,147 shares remain for future issuance, respectively. 26,825,000 additional options have been awarded and will become granted upon modification of the Plan. The Company anticipates modifying the Plan in connection with the closing of its merger with B Riley Principal Merger Corporation II (BRPMC). Options vest generally over three to five years and have a term of five to ten years.

During the nine months ended September 30, 2020, the Company granted stock options with both service and performance conditions. Stock compensation is recognized over the vesting period based on the probability of achievement of the performance condition. The performance conditions primarily relate to the completion of project milestones, achievement of operational certifications, and the Company's closing of subsequent financing rounds.

The Company's Restricted Units (RU) represent the right to receive one common unit, subject to vesting and transferability restrictions. As of September 30, 2020, 1,623,937 million RUs were issued and outstanding. The RUs were measured at their grant-date fair value of $0.33 per unit, and are fully vested as of September 30, 2020.

The Company recorded stock compensation expense of $270 and $105 for the nine months ended September 30, 2020 and 2019, respectively, which has been recorded in General and administrative expenses in the Statements of Operations. Unrecognized stock compensation expense of $598 is expected to be amortized over the next four years.

The weighted average assumptions used to determine the fair value of options granted in the nine months ended September 30, 2020 and year ended December 31, 2019 are as follows:

	2020	2019
Volatility	47.91%	58.20%
Risk free interest rate	0.43%	1.89%
Expected life (years)	6.25	6.25
Dividend yield	0%	0%

The weighted average grant date fair value of all options granted was $0.18 and $0.07 per option for the nine months ended September 30, 2020 and year ended December 31, 2019, respectively.

14. Stock-Based Compensation

Since 2012, Eos has issued stock options to employees and certain service providers under the 2012 Eos Equity Incentive Plan (“Plan”). In addition to stock options, the Plan provides for the issuance of other forms of stock-based compensation, including profits interests, unit appreciation rights and restricted units. Only stock options have been issued under the Plan.

The following table summarizes stock option activity during the years ended December 31, 2019 and 2018:

	Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Options Outstanding at December 31, 2017	3,879,955	$1.39
Granted	1,708,806	$1.75
Cancelled/Forfeited	(331,334)	$1.55
Options Outstanding at December 31, 2018	5,257,427	$1.51	2.8
Granted	4,422,114	$0.55
Cancelled/Forfeited	(2,863,938)	$1.51
Options Outstanding at December 31, 2019	6,815,603	$0.87	5.4
Options Exercisable at December 31, 2018	3,303,608	$1.33	2.8
Options Exercisable at December 31, 2019	2,356,348	$1.31	1.8

As of December 31, 2019 and 2018, 1,525,147 and 3,083,323 shares remain for future issuance, respectively. Options vest generally over three to five years and have a term of five to ten years. The Company recorded stock compensation expense of $135 and $137 for the years ended December 31, 2019 and 2018, respectively, which has been recorded in General and administrative expenses in the Statements of Operations. Unrecognized stock compensation expense of $365 is expected to be amortized over the next four years.

The weighted average assumptions used to determine the fair value of options granted in 2019 and 2018 are as follows:

	2019	2018
Volatility	58.20%	62.00%
Risk free interest rate	1.89%	2.42%
Expected life (years)	6.25	4.5
Dividend yield	0%	0%

The weighted average grant date fair value of all options granted was $0.07 and $0.12 per option for the years ended December 31, 2019 and 2018, respectively.

The following table summarizes non-vested stock option activity for the years ended December 31, 2019 and 2018:

	Shares	Fair Value
Non-vested options outstanding at December 31, 2017	828,197	$1.49
Granted	1,708,806	$1.75
Vested	(622,035)	$1.60
Exercised	—	—
Forfeited	(93,730)	$1.38
Non-vested options outstanding at December 31, 2018	1,821,239
Granted	4,422,114	$0.50
Vested	(497,189)	$0.77
Exercised	—	—
Forfeited	(1,912,390)	$1.65
Non-vested options outstanding at December 31, 2019	3,833,774	$1.72